FEDERATED U.S. GOVERNMENT BOND FUND

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                October 30, 1998




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED U.S. GOVERNMENT BOND FUND (the "Fund")
         1933 Act File No. 2-98494
         1940 ACT FILE NO. 811-4489

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive form of prospectus and statement of additional information dated October 31, 1998, that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed Rule 485(b) as Post-effective amendment No. 23 on October 28, 1998.

      If you have any questions regarding this certification, please call me at
(412) 288-8239.

                                          Very truly yours,



                                          /s/ Karen M. Brownlee
                                          Karen M. Brownlee
                                          Assistant Secretary